Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Sale Of Subsidiary [Abstract]
Employee benefit plan expenses	$ 102,251	$ 109,686	$ 115,000
Maximum employee's contribution	4.00%
Employee benefit plan expenses related to 401(k) plan	$ 22,456	$ 23,009	$ 22,547